Leases-Summary of Maturities of Lease Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Operating Leases [Abstract]
2022	¥ 79,980
2023	65,595
2024	55,127
2025	36,893
2026	29,850
Later fiscal years	130,838
Total lease payments	398,283
Less imputed interest	34,662
Total	363,621
Finance Leases [Abstract]
2022	8,309
2023	6,909
2024	5,067
2025	4,306
2026	2,941
Later fiscal years	33,869
Total lease payments	61,401
Less imputed interest	10,335
Total	¥ 51,066	¥ 39,083